Stock-Based Compensation Plans Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Cost by Plan [Table Text Block]
The following table presents the stock-based compensation expense included in Exelon's Consolidated Statements of Operations and Comprehensive Income. The Utility Registrants' stock-based compensation expense for the years ended December 31, 2021, 2020, and 2019 was not material.

	Year Ended December 31,
Exelon	2021	2020	2019
Total stock-based compensation expense included in operating and maintenance expense	$95	$37	$40
Income tax benefit	(25)	(9)	(10)
Total after-tax stock-based compensation expense	$70	$28	$30

Stock Based Compensation Tax Benefit	The following table presents information regarding Exelon’s realized tax benefit when distributed:

	Year Ended December 31,
	2021	2020	2019
Performance share awards	$6	$15	$27
Restricted stock units	6	8	12

Schedule of Nonvested Performance-based Units Activity
The following table summarizes Exelon’s nonvested performance share awards activity:

	Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested at December 31, 2020(a)	930,392	$43.67
Granted	1,131,788	43.37
Change in performance	713,202	45.59
Vested	(327,551)	38.66
Forfeited	(157,552)	44.45
Undistributed vested awards(b)	(1,067,763)	44.58
Nonvested at December 31, 2021(a)	1,222,516	$44.96
__________
(a)Excludes 1,934,238 and 1,414,661 of performance share awards issued to retirement-eligible employees as of December 31, 2021 and 2020, respectively, as they are fully vested.
(b)Represents performance share awards that vested but were not distributed to retirement-eligible employees during 2021.

Schedule of weighted average grant date fair value
The following table summarizes the weighted average grant date fair value and the total fair value of performance share awards vested.

	Year Ended December 31,
	2021(a)	2020	2019
Weighted average grant date fair value (per share)	$43.37	$46.61	$47.37
Total fair value of performance shares vested	44	39	158
Total fair value of performance shares settled in cash	28	63	131
__________
(a)As of December 31, 2021, $26 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted-average period of 1.8 years.

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes Exelon’s nonvested restricted stock unit activity:

	Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested at December 31, 2020(a)	1,114,130	$43.67
Granted	879,606	44.21
Vested	(397,526)	44.39
Forfeited	(57,646)	44.98
Undistributed vested awards(b)	(396,515)	43.66
Nonvested at December 31, 2021(a)	1,142,049	$43.52
__________
(a)Excludes 609,934 and 748,165 of restricted stock units issued to retirement-eligible employees as of December 31, 2021 and 2020, respectively, as they are fully vested.
(b)Represents restricted stock units that vested but were not distributed to retirement-eligible employees during 2021.

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes the weighted average grant date fair value and the total fair value of restricted stock units vested.

	Year Ended December 31,
	2021(a)	2020	2019
Weighted average grant date fair value (per share)	$44.21	$46.33	$45.65
Total fair value of restricted stock units vested	34	54	92
__________
(a)As of December 31, 2021, $22 million of total unrecognized compensation costs related to nonvested restricted stock units are expected to be recognized over the remaining weighted-average period of 2.3 years.
Schedule of Share-based Compensation, Stock Options, Activity
The following table presents information with respect to stock option activity:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance of shares outstanding at December 31, 2020	1,265,410	$40.57	0.91	$3
Options exercised	(928,003)	39.45		11
Options expired	(310,400)	43.40
Balance of shares outstanding at December 31, 2021	27,007	$46.47	0.15	$—
Exercisable at December 31, 2021(a)	27,007	$46.47	0.15	$—
__________
(a)Includes stock options issued to retirement eligible employees.

Stock Options Exercised
The following table summarizes additional information regarding stock options exercised:

	Year Ended December 31,
	2021	2020	2019
Intrinsic value(a)	$11	$5	$9
Cash received for exercise price	37	18	59
__________
(a)The difference between the market value on the date of exercise and the option exercise price.